13. STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
13. SHAREHOLDERS' (DECIFIT)/EQUITY

NOTE 13: SHAREHOLDERS’ (DECIFIT)/EQUITY

Alteration of Share Capital and Preferred Share Capital

a) July 16, 2014 (all shares and par value of Common Stock are presented as were before the reverse stock split of the Company’s shares of Common Stock on May 23, 2017)

On July 16, 2014, the Company increased the authorized shares of Common Stock from 100,000,000 to 300,000,000 shares of Common Stock with the par value remaining at $0.001 per share of Common Stock.

b) June 23, 2015 (all shares and par value of Common Stock are presented as were before the reverse stock split of the Company’s shares of Common Stock on May 23, 2017)

On June 23, 2015, the company amended its Articles of Incorporation to increase the total number of shares of all classes of shares to 2,010,000,000 shares, of which 2,000,00,000 shares were Common Stock with a par value of $0.0001 per share, and 10,000,000 shares were Serial Preferred Shares with a par value of $0.0001 per share.

c) March 21, 2016 (all shares, preferred shares and par values are presented as were before the reverse stock split of the Company’s shares of Common Stock and the filing of the Amended and Restated Articles of Incorporation of the Company on May 23, 2017)

As per the Articles of Incorporation filed with the Registrar of the Republic of Marshall Islands and effective March 21, 2016, the aggregate number of shares of capital stock that the Company was authorized to issue was two billion and ten million (2,010,000,000) shares, of which:

(i) two billion (2,000,000,000) shares were registered shares of Common Stock, each with a par value of US$0.0001 per share of Common Stock;

(ii) one million eight hundred and fifty thousand (1,850,000) shares were registered preferred shares, each with a par value of US$0.0001 per share (the “Series A Preferred shares”). The Series A Preferred shares were converted into shares of Common Stock at a rate of 1,000 Common Shares for each Series A Preferred share, on July 26, 2016, following the distribution by the Company of a cash dividend to the shareholders of its Common Stock of all amounts received by the Company as a refund to the Company from the United States Internal Revenue Service in connection with the Company’s 2014 federal tax return less a maximum of $20,000 which would be used solely to pay the Company’s obligation under a settlement agreement relating to a lawsuit against the Company at that time (the “Dividend”). The Series A Preferred shares were not participating shares and prior to conversion the holders thereof did not receive any dividend or other distribution from the Company and no portion of the Dividend was distributed for the benefit of the holders of Series A Preferred shares. Prior to conversion, however, the holders of Series A Preferred shares were entitled to vote on all matters on which holders of Common Stock were entitled to vote and voted as if such Series A Preferred shares had converted, provided however, that the holders of Series A Preferred shares were not entitled to vote on any matter which would amend the terms of and restrictions on the Series A Preferred shares;

(iii) two hundred and fifty thousand (250,000) shares were registered preferred shares, each with a par value of US$0.0001 (the “Series B Preferred shares”) with the holder of these Series B Preferred shares having the right to convert the such shares into Common Stock at a ratio of ten shares of Common Stock for each Series B Preferred share held and having no other right;

(iv) seven million nine hundred thousand (7,900,000) shares were registered preferred shares, each with a par value of US$0.0001.

Upon filing of the Articles of Conversion, the Company switched the names of its then existed Series B Preferred shares to Series A Preferred shares to more accurately describe the related rights and preferences. The Series B Preferred shares, totaling 1,850,000 shares, were subsequently renamed to Series A Preferred shares. The non-redeemable, convertible preferred shares totaling 250,000 shares, which were issued and outstanding as of December 31, 2015, were subsequently renamed to Series B Preferred shares.

d) April 1, 2016 (all shares, preferred shares and par values are presented as were before the reverse stock split of the Company’s shares of Common Stock and the filing of the Amended and Restated Articles of Incorporation of the Company on May 23, 2017)

Effective April 1, 2016, following receipt of approval by the Company’s Board of Directors and by the holder of approximately 92.5% of the Company’s voting power, the Company amended and restated its Articles of Incorporation in their entirety. According to the Amended and Restated Articles of Incorporation, the authorized shares of the Company’s capital stock increased to fifty billion, two million and one hundred thousand (50,002,100,000) shares of which:

(i) forty billion (40,000,000,000) shares were registered shares of Common Stock, par value of US$0.0001, per share of Common Stock;

(ii) five billion (5,000,000,000) shares were registered shares of Class B Common Stock, par value US$0.0001 per share (the “Class B Common stock”);

(iii) one million eight hundred and fifty thousand (1,850,000) shares were registered preferred shares, each with a par value of US$0.0001. The Series A Preferred shares were converted into shares of Common Stock at a rate of 1,000 Common Shares for each Series A Preferred share, on July 26, 2016, following the distribution by the Company of a cash dividend to the shareholders of its Common Stock of all amounts received by the Company as a refund to the Company from the United States Internal Revenue Service in connection with the Company’s 2014 federal tax return less a maximum of $20,000 which would be used solely to pay the Company’s obligation under a settlement agreement relating to a lawsuit against the Company at that time. The Series A Preferred shares were not participating shares and prior to conversion the holders thereof did not receive any dividend or other distribution from the Company and no portion of the dividend was distributed for the benefit of the holders of Series A Preferred shares. Prior to conversion, however, the holders of Series A Preferred shares were entitled to vote on all matters on which holders of Common Stock were entitled to vote and voted as if such Series A Preferred shares had converted, provided however, that the holders of Series A Preferred shares were not entitled to vote on any matter which would amend the terms of and restrictions on the Series A Preferred shares;

(iv) two hundred and fifty thousand (250,000) shares were registered preferred shares, each with a par value of US$0.0001 with the holder of these Series B Preferred shares having the right to convert such shares into shares of Common Stock at a ratio of ten shares of Common Stock for each Series B Preferred share held and having no other right;

(v) five billion (5,000,000,000) shares were registered preferred shares, each with a par value of US$0.0001 (the “Series C Preferred shares”).

e) May 23, 2017

On April 7, 2017, the Company held its annual shareholders meeting whereby the shareholders granted discretionary authority to the Company’s board of directors to (i) amend the Amended and Restated Articles of Incorporation of the Company to effect one or more consolidations of the issued and outstanding shares of the Company’s Common Stock, pursuant to which the shares of Common Stock would be combined and reclassified into one share of Common Stock at an aggregate ratio within the range from 1-for-2 up to 1-for-30,000, no later than the first anniversary of the date of the annual meeting (April 7, 2018) and (ii) to amend and restate the Company’s Amended and Restated Articles of Incorporation in order to, among other items, provide more clarity and simplify the provisions relating to the Company’s share structure and to authorize the creation of shares of “blank check” preferred stock by filing the Amended and Restated Articles of Incorporation.

Upon filing of the Amended and Restated Articles of Incorporation on May 23, 2017, the aggregate number of shares of capital stock that the Company was authorized to issue was fifty billion (50,000,000,000) shares, of which:

(i) forty five billion (45,000,000,000) shares were registered shares of Common Stock, each with a par value of US$0.0001 per share of Common Stock; and,

(ii) five billion (5,000,000,000) shares of “blank check” preferred stock, par value $0.0001 per share.

Further, on May 23, 2017, a 1-for-5,000 reverse stock split of Company’s shares of Common Stock was effected. As a result, every 5,000 of the Company’s pre-reverse split shares of Common Stock were combined and reclassified into one share of the Company’s shares of Common Stock. The par value and other terms of Company’s shares of Common Stock were not affected by the reverse stock split. There can be no assurance that the Company will not undertake further reverse splits or consolidations of its shares of Common Stock subsequent to the filing of this report.All the authorized shares have been retroactively adjusted and reflected in the financial statements, unless otherwise specified.

Shares of Common Stock

In March 2015, the Company entered into a settlement agreement with a former officer and shareholder. Under the terms of the agreement, the Company agreed to pay $19,250 and forgive the $5,000 note receivable paid to the former officer and shareholder. The former officer and shareholder agreed to relinquish his interest in the Company including 4,260 shares of the Company’s Common Stock. As of December 31, 2015, the Company paid $19,250 to the former officer and shareholder and the shares of Common Stock ownership returned to the Company.

In May 2015, former directors agreed to relinquish 5,196 shares of the Company’s Common Stock due to Company winding down the timeshare business. As of December 31, 2015, the shares of Common Stock ownership returned to the Company.

The Company’s former Chief Executive Officer and former principal shareholder, Osnah Bloom, was considered a related party to the Company, until the Assets Purchase Agreement with Boston Carriers Ltd. became effective on December 31, 2015. As of January 1, 2016, Osnah Bloom is no longer a related party to the Company, as she is no longer a director of the Company and she holds less than 10% of the issued shares of Common Stock as of the date of this annual report.

On January 1, 2016, the Company issued 5,255 shares of Common Stock to a consultant for consulting services with a fair value of $44,667 (refer to Note 11).

On January 7, 2016, the Company issued 2,000 shares of Common Stock to a law firm for legal services with a fair value of $17,000.

On June 30, 2016, the Company issued 500 shares of Common Stock for the conversion of the 250,000 formerly existed Series B Preferred shares, which were converted into shares of Common Stock at a rate of 0.002 shares of Common Stock for each Series B Preferred share.

On July 26, 2016, the Company issued 370,000 shares of Common Stock for the conversion of the 1,850,000 formerly existed Series A Preferred shares, which were converted into shares of Common Stock at a rate of 0.20 shares of Common Stock for each Series A Preferred share.

During the year ended December 31, 2017, the Company issued 151,031,278 shares of Common Stock for the partial conversion of the YP unsecured convertible promissory note dated June 9, 2016 (refer to Note 9). With the issuance of the Common Stock was converted an aggregate of $160,400 and $41,378 from the unsecured convertible promissory note and its interest liability, respectively. As an inducement to convert, the Company provided make-whole interest for 2017 debt conversions. Make-whole interest was settled through issuance of shares of Common Stock on the date of conversion. This resulted in debt conversion charge of $383,690 in 2017, as presented in the consolidated statements of operations.

During the year ended December 31, 2017, the Company issued 928,792,570 restricted shares of Common Stock to the Company’s Chief Executive Officer, Chief Financial Officer and member of Board of Directors, for the settlement of his 2016 and 2017 annual base salary, according to the terms of his executive employment agreement (refer to Note 12).

On February 7, 2017 and November 27, 2017, the Company issued 600 and 600,000 shares of Common Stock, respectively, to a service provider for services with a fair value of $3,000 and $8,340, respectively.

On March 11, 2017, the Company issued 66,667 restricted shares of Common Stock to Mr. Pier and 66,667 shares of Common Stock to Mr. Frangos, for the settlement of their 2016 annual compensation as non-employee directors (refer to Note 12). Mr. Frangos’ shares of Common Stock were not subject to a lockup period, after his resignation in February 2017 and upon agreement with the Company. However, no additional shares will be issued in the future to Mr. Frangos.

On December 20, 2017, the Company issued 4,906,667 shares of Common Stock for the partial conversion of a unsecured convertible note (refer to “(3) Unsecured Convertible Note to Financial Institution (Conversion Type 3)” in Note 9). With the issuance of the Common Stock was converted an aggregate of $40,000 and $6,000 from the unsecured convertible note and its interest liability, respectively.

Preferred Shares

On November 24, 2015 (the “Effective Date”), prior to the Asset Purchase Agreement with Boston Carriers Ltd., Boston Carriers Ltd. sold shares of Preferred Stock (the “BC Ltd Preferred Shares”) raising net proceeds of $1,000,000. Pursuant to the terms of the Subscription Agreement, YP invested $1,000,000 to acquire 100 shares of Preferred Stock of Boston Carriers Ltd. with a face value of $10,000, each of which was convertible into shares of Common Stock of Boston Carriers Ltd. (the “BC Ltd Common Shares”) as described in the Certificate of Designations with respect to the BC Ltd Preferred Shares. The terms of the Subscription Agreement, required that the issuer would also issue an equal number of shares of BC Ltd Preferred Shares to YP as a commitment fee for YP to make its investment. Pursuant to the Certificate of Designations, the BC Ltd Preferred Shares would accrue cumulative dividends at a rate equal to 10.75% per annum, subject to adjustment as provided in the Certificate of Designations. The dividends were payable in cash or BC Ltd Common Shares at the option of Boston Carriers Ltd. and upon conversion of the BC Ltd Preferred Shares. Additionally, such dividends had a guaranteed payable amount. The Certificate of Designations also provided that, immediately upon the Effective Date, YP had the right to convert the BC Ltd Preferred Shares into BC Ltd Common Shares at a conversion price of $1.00 per BC Ltd Common Shares, subject to adjustment as set forth in the Certificate of Designations. On or after ten years from the Effective Date, Boston Carriers Ltd. had the right to redeem the BC Ltd Preferred Shares at the liquidation value of $10,000 per share (the “Liquidation Value”), plus accrued and unpaid dividends thereon. Prior to such time, Boston Carriers Ltd. might redeem the BC Ltd Preferred Shares at the Liquidation Value plus the Embedded Dividend Liability (as defined in the Certificate of Designations), less any dividends paid (the “Early Redemption Price”). Upon certain liquidation events occurring prior to the ten-year anniversary of the Effective Date, Boston Carriers Ltd. would redeem the BC Ltd Preferred Shares at the Early Redemption Price. The subscription was recorded as Shares subscription liability, as the BC Ltd Preferred Shares were not issued by Boston Carriers Ltd. Boston Carriers Ltd. had reached an agreement with the subscriber for the actual issuance of the shares to take place from Boston Carriers, Inc. (formerly known as Integrated Inpatient Solutions Inc.). On December 31, 2015, the Company assumed the stock subscription liability of $1,000,000, which on June 9, 2016 was exchanged with an unsecured convertible promissory note (refer to Note 9).

Pursuant to the Asset Purchase Agreement, the Company agreed to acquire all of the assets and liabilities of Boston Carriers Ltd. in exchange for newly issued shares of the Company’s previously existing Series A Preferred shares, $0.0001 par value per share, which were issued to the former sole shareholder of Boston Carriers Ltd. Included in the assets acquired was all outstanding stock in Poseidon. Accordingly, as a result of the Exchange, Poseidon became a wholly-owned subsidiary of the Company.

In connection with the execution of the Asset Purchase Agreement, the Company filed a Certificate of Designations with the Secretary of State of the State of Nevada regarding the creation of the Series A Preferred shares pursuant to which the Company issued an aggregate of 1,850,000 shares of Series A Preferred shares, which were converted into shares of Common Stock in 2016, to the former sole shareholder of Boston Carriers Ltd.

The Series A Preferred shares were converted into shares of Common Stock at a rate of 0.20 Common Stock for each Series A Preferred share, on July 26, 2016, following the distribution by the Company of a cash dividend to the shareholders of its Common Stock of all amounts received by the Company as a refund to the Company from the United States Internal Revenue Service in connection with the Company’s 2014 federal tax return less a maximum of $20,000 which would be used solely to pay the Company’s obligation under a settlement agreement relating to a lawsuit against the Company at that time (the “Dividend”). The Series A Preferred shares were not participating shares and prior to conversion the holders thereof did not receive any dividend or other distribution from the Company and no portion of the Dividend was distributed for the benefit of the holders of Series A Preferred shares. Prior to conversion, however, the holders of Series A Preferred shares were entitled to vote on all matters on which holders of Common Stock were entitled to vote and voted as if such Series A Preferred shares had converted, provided however, that the holders of Series A Preferred shares were not entitled to vote on any matter which would amend the terms of and restrictions on the Series A Preferred shares.

The 250,000 previously existing Series B Preferred shares were converted into shares of Common Stock at a rate of 0.002 shares of Common Stock for each share of Series B Preferred share, on June 30, 2016.

Dividends

During the year ended December 31, 2016, paid $188,223 as a dividend to the shareholders of the Company in line with provisions of the Asset Purchase Agreement signed on December 31, 2015.

During the years ended December 31, 2017 and 2015, the Company did not pay dividends.

During the years ended December 31, 2017, 2016 and 2015, the Company did not pay dividends to the preferred shareholders.